LOSS PER SHARE - Anti-dilutive securities (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
LOSS PER SHARE
Shares issuable upon exercise of share options	10,467,856	10,405,042	9,668,634
Employee Stock Option
LOSS PER SHARE
Shares issuable upon exercise of share options	9,917,509	10,191,721	9,608,634
Restricted share unit
LOSS PER SHARE
Shares issuable upon exercise of share options	550,347	153,321	0
Tandem award
LOSS PER SHARE
Shares issuable upon exercise of share options	0	60,000	60,000